Deferred tax - Movements in deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	¥ (1,904)
(Debited)/credited to income statement	5,228
Balance at end of period	60,140
Predecessor
Movements in deferred tax assets
Balance at beginning of period	56,816		¥ 49,255
(Debited)/credited to income statement			7,561
Balance at end of period		$ 56,816	56,816
Tax loss
Movements in deferred tax assets
(Debited)/credited to income statement	(986)
Balance at end of period	1,782
Tax loss | Predecessor
Movements in deferred tax assets
Balance at beginning of period	2,768		3,531
(Debited)/credited to income statement			(763)
Balance at end of period		2,768	2,768
Impairment of trade receivables
Movements in deferred tax assets
(Debited)/credited to income statement	(1,286)
Balance at end of period	29,882
Impairment of trade receivables | Predecessor
Movements in deferred tax assets
Balance at beginning of period	31,168		29,444
(Debited)/credited to income statement			1,724
Balance at end of period		31,168	31,168
Accrued expense
Movements in deferred tax assets
(Debited)/credited to income statement	905
Balance at end of period	20,841
Accrued expense | Predecessor
Movements in deferred tax assets
Balance at beginning of period	19,936		12,749
(Debited)/credited to income statement			7,187
Balance at end of period		19,936	19,936
Property, plant and equipment
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	(1,904)
(Debited)/credited to income statement	(233)
Property, plant and equipment | Predecessor
Movements in deferred tax assets
Balance at beginning of period	2,137		2,410
(Debited)/credited to income statement			(273)
Balance at end of period		2,137	2,137
Leases
Movements in deferred tax assets
(Debited)/credited to income statement	6,708
Balance at end of period	6,708
Others
Movements in deferred tax assets
(Debited)/credited to income statement	120
Balance at end of period	927
Others | Predecessor
Movements in deferred tax assets
Balance at beginning of period	¥ 807		1,121
(Debited)/credited to income statement			(314)
Balance at end of period		$ 807	¥ 807